Convertible Preferred Stock and Preferred Stock	12 Months Ended
Dec. 31, 2021
Convertible Preferred Stock and Preferred Stock
Convertible Preferred Stock and Preferred Stock

10. Convertible Preferred Stock and Preferred Stock

Prior to the Merger, Legacy Evolv had issued Series A convertible preferred stock (“Series A Preferred Stock”), Series A-1 convertible preferred stock (“Series A-1 Preferred Stock”), Series B convertible preferred stock (“Series B Preferred Stock”), and Series B-1 convertible preferred stock (“Series B-1 Preferred Stock”), collectively referred to as the “Preferred Stock”.

In February and March 2020, Legacy Evolv issued and sold an additional 3,206,390 shares of Series B-1 Preferred Stock at a price of $0.9668 per share for aggregate proceeds of $3.1 million, excluding issuance costs of $0.1 million.

Pursuant to the Merger Agreement, immediately prior to the Merger, each share of Legacy Evolv’s Series A-1, Series B-1, and Series B preferred stock outstanding converted to Legacy Evolv common stock on a 1:1 conversion ratio. Pursuant to the Merger Agreement, immediately prior to the Merger, each share of Legacy Evolv’s Series A preferred stock outstanding converted to Legacy Evolv common stock on a 2:1 conversion ratio. On the closing date of the Merger, each share of Legacy Evolv common stock then issued and outstanding was canceled and the holders thereof in exchange received shares of Evolv Technologies Holdings, Inc. equal to 0.378 shares for each share of Legacy Evolv common stock. As of December 31, 2021, the Company has no preferred stock outstanding as all convertible preferred stock converted to common stock upon closing of the Merger. As of December 31, 2020, the Preferred Stock consisted of the following (in thousands, except share amounts):

	December 31, 2020
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	24,359,107	$18,394	$18,000	24,359,107
Series A Preferred Stock	9,233,677	3,484,240	11,321	11,819	6,977,190
Series B-1 Preferred Stock	90,328,396	34,129,398	31,953	32,997	34,129,398
Series B Preferred Stock	40,671,814	15,367,312	14,209	14,284	15,367,312
	207,390,039	77,340,057	$75,877	$77,100	80,833,007

As of December 31, 2021, the Company’s amended certificate of incorporation authorized the issuance of 100,000,000 shares of preferred stock at a $0.0001 par value common stock.